Capital management (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital management
Total equity including noncontrolling interests	€ 14,826,535	€ 15,449,179	€ 13,979,037	€ 12,331,310
Debt and lease liabilities (including amounts directly associated with assets held for sale)	12,186,790	13,192,326
Total assets	€ 33,929,808	€ 35,754,114	€ 34,366,558
Debt and lease liabilities in % of total assets	35.90%	36.90%
Total equity in % of total assets (equity ratio)	43.70%	43.20%